Impairment Losses (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2013 property	Mar. 31, 2013 property	Jun. 30, 2012 property	Mar. 31, 2012	Jun. 30, 2013 property	Jun. 30, 2012 property
Long Lived Assets Held-for-sale [Line Items]
Percentage of shortfall on cash flow or operating performance to determine significant underperformance					15.00%
Assumed holding period for core assets					10 years
Recovery of previously recorded impairment loss on hotels held for sale or use				$ 0.3
Number of hotels reclassified as held for use		7
Number of hotels sold	8	2	13		10	15
One Held For Sale Hotel [Member]
Long Lived Assets Held-for-sale [Line Items]
Recovery of previously recorded impairment loss on hotels held for sale or use					0.1
Number of hotels subsequently sold					1
Two Held For Sale Hotels [Member]
Long Lived Assets Held-for-sale [Line Items]
Impairment loss on hotels subsequently sold and held for sale	0.3			0.2	0.3
Number of held for sale hotels, recorded for impairment				2
Number of hotels sold	2
Five Held For Sale Hotels [Member]
Long Lived Assets Held-for-sale [Line Items]
Impairment loss on hotels subsequently sold and held for sale	0.8				0.8
Number of held for sale hotels, recorded for impairment	5
Seven Held For Sale Hotels [Member]
Long Lived Assets Held-for-sale [Line Items]
Impairment loss on hotels subsequently sold and held for sale		0.3
Number of held for sale hotels, recorded for impairment		7
Four Subsequently Sold Hotels [Member]
Long Lived Assets Held-for-sale [Line Items]
Number of held for sale hotels, recorded for impairment					8
Five Subsequently Sold Hotels [Member]
Long Lived Assets Held-for-sale [Line Items]
Impairment loss on hotels subsequently sold and held for sale		0.3
Number of hotels subsequently sold		5
Eight Subsequently Sold Hotels [Member]
Long Lived Assets Held-for-sale [Line Items]
Impairment loss on hotels subsequently sold and held for sale				1.6
Number of hotels subsequently sold				8
Six Subsequently Sold Hotels [Member]
Long Lived Assets Held-for-sale [Line Items]
Impairment loss on hotels subsequently sold and held for sale			0.1			0.1
Number of hotels subsequently sold			6
Three Subsequently Sold Hotels [Member]
Long Lived Assets Held-for-sale [Line Items]
Recovery of previously recorded impairment loss on hotels held for sale or use	0.1		0.1
Number of hotels subsequently sold	3		3
Three Held For Sale Hotels [Member]
Long Lived Assets Held-for-sale [Line Items]
Impairment loss on hotels subsequently sold and held for sale			1.4			1.4
Number of held for sale hotels, recorded for impairment			3
One Hotel Reclassified As Held For Sale [Member]
Long Lived Assets Held-for-sale [Line Items]
Impairment loss on hotels subsequently sold and held for sale			1.4			1.4
Number of hotels reclassified as held for sale			1
One Hotel Held For Use [Member]
Long Lived Assets Held-for-sale [Line Items]
Number of hotels held for use			1
Impairment losses on hotels held for use			$ 2.7
Number of hotels held for use with impairment recovery				1
Minimum [Member]
Long Lived Assets Held-for-sale [Line Items]
Assumption used to determine impairment loss for non-core assets, holding period					3 years
Maximum [Member]
Long Lived Assets Held-for-sale [Line Items]
Assumption used to determine impairment loss for non-core assets, holding period					5 years